Average Annual Total Returns - Core Bond Series	Mar. 01, 2021
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
10 Years	3.84%
CLASS S
Average Annual Return:
1 Year	8.67%
5 Years	4.25%
10 Years	3.96%
CLASS S | After Taxes on Distributions
Average Annual Return:
1 Year	6.88%
5 Years	3.18%
10 Years	2.66%
CLASS S | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.53%
5 Years	2.84%
10 Years	2.59%
CLASS I
Average Annual Return:
1 Year	8.93%
5 Years	4.47%
10 Years	4.09%
CLASS Z
Average Annual Return:
1 Year	9.02%
5 Years	4.39%
10 Years	4.03%
CLASS W
Average Annual Return:
1 Year	9.31%
5 Years	4.49%
10 Years	4.08%